Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	SYNTAX ETF TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001580843
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 23, 2018
Prospectus Date	rr_ProspectusDate	Oct. 23, 2018
Syntax Stratified LargeCap ETF (Prospectus Summary) | Syntax Stratified LargeCap ETF | Syntax Stratified LargeCap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SSPY